NYSE Regulation

VIA FACSIMILE AND U.S. MAIL
February 27, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Bank of America Corporation
Issuer CIK: 0000070858
Issuer File Number: 001-06523
Form 8-A Date: 2/27/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 26, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Market Index Target Term Securities Linked to the S&P 500 Index due February 28, 2014

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

NYSE Arca 100 S. WACKER DRIVE
~~SUITE 1500~~
CHICAGO, IL 60606

PLEASE DELIVER ASAP

FAX

TO: Velma Smith or Cecile Peters	FAX NUMBER: 202/777-1030
AT: (COMPANY) Branch of Filer Support II U.S. Securities and Exchange Commission	PHONE NUMBER: 202/551-5804
CC: LYNN ESLIN Division of Investment Management	202/772-9292
FROM: Craig Gray	PHONE NUMBER: (312)442-7832
Lead Analyst-Listing Compliance NYSE Arca Equities, Inc.	FAX NUMBER: (312)442-7778
	FAX NUMBER:
DATE: February ~~26~~, 2009 27	NUMBER OF PAGES: (INCLUDING THIS ONE) 2

RE:

NYSE Arca Certification Letter Attached

PLEASE NOTE: Listings on NYSE Arca, Inc. (formerly known as Pacific Exchange) should receive a "CERTPAC" designation in EDGAR. Please call if any questions.

END